Cover	Aug. 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Registrant Name	Advisors Disciplined Trust 2355
Document Type	S-6
Document Period End Date	Aug. 28, 2026
Entity Central Index Key	0002118228